Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONTINUING OPERATIONS
Revenues	$ 6,348	$ 5,984
Operating expenses	(4,370)	(3,999)
Depreciation	(177)	(184)
Other operating gains, net	34	736
Operating profit	1,242	1,929
Finance costs, net:
Net interest expense	(196)	(195)
Other finance income	8	30
Income before tax and equity method investments	1,054	1,764
Share of post-tax earnings (losses) in equity method investments	6,240	(544)
Tax expense	(1,607)	(71)
Earnings from continuing operations	5,687	1,149
Earnings (loss) from discontinued operations, net of tax	2	(27)
Net earnings	5,689	1,122
Net earnings (loss) attributable to YPL (formerly RHL	$ 5,689	$ 1,122
Basic earnings per share
From continuing operations	$ 11.52	$ 2.31
From discontinued operations	0.01	(0.06)
Basic earnings per share	11.53	2.25
Diluted earnings per share
From continuing operations	11.50	2.30
From discontinued operations		(0.05)
Diluted earnings per share	$ 11.50	$ 2.25
Computer software [member]
CONTINUING OPERATIONS
Amortization	$ (474)	$ (485)
Other identifiable intangible assets [member]
CONTINUING OPERATIONS
Amortization	$ (119)	$ (123)